UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Legg Mason Partners Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2006

LEGG MASON PARTNERS INCOME FUNDS

LEGG MASON PARTNERS EXCHANGE RESERVE FUND

FORM N-Q

OCTOBER 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

Legg Mason Partners Exchange Reserve Fund

Schedule of Investments (unaudited)	October 31, 2006

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 100.0%
Commercial Paper (a) — 64.5%
$7,000,000	Atomium Funding Corp., 5.351% due 12/6/06	$6,964,067
5,000,000	Bank of America Corp., 5.346% due 11/27/06	4,980,951
7,000,000	Bavaria TRR Corp., 5.324% due 11/27/06	6,973,206
7,000,000	Belmont Funding LLC, 5.299% due 11/20/06 (b)	6,980,512
7,000,000	Brahms Funding Corp., 5.324% due 11/9/06 (b)	6,991,756
7,000,000	Concord Minuteman Capital Co., 5.369% due 1/19/07 (b)	6,919,047
7,000,000	Davis Square Funding IV Corp., 5.341% due 12/7/06	6,962,970
7,000,000	East-Fleet Finance LLC, 5.313% due 11/2/06 (b)	6,998,971
7,000,000	Georgetown Funding Co. LLC, 5.334% due 12/5/06	6,964,961
5,000,000	Kaiserplatz Delaware, 5.340% due 4/4/07	4,888,778
7,000,000	KKR Pacific Funding Trust, 5.323% due 11/17/06 (b)	6,983,511
7,000,000	Mica Funding LLC, 5.335% due 11/20/06 (b)	6,980,382
7,000,000	Mint II LLC, 5.343% due 11/28/06 (b)	6,972,123
7,000,000	Monument Gardens Funding LLC, 5.322% due 11/20/06 (b)	6,980,419
7,000,000	Morrigan TRR LLC, 5.335% due 11/10/06 (b)	6,990,725
7,000,000	New Center Asset Trust, 5.401% due 1/29/07	6,908,800
7,000,000	Park Sienna LLC, 5.324% due 11/22/06	6,978,358
7,000,000	Tasman Funding Inc., 5.302% due 11/7/06	6,993,840
7,000,000	Thornburg Mortgage Capital Resource, 5.325% due 11/28/06 (b)	6,972,175
	Total Commercial Paper	128,385,552
Certificate of Deposit — 2.5%
5,000,000	Wells Fargo Bank NA, 4.790% due 1/18/07	4,992,006
Certificates of Deposit (Yankee) — 30.5%
	Abbey National Treasury Services PLC:
5,000,000	5.280% due 1/4/07	5,000,044
1,190,000	5.170% due 4/3/07	1,188,373
7,000,000	Bank of Nova Scotia NY, 4.860% due 1/30/07	6,999,822
7,000,000	Barclays Bank PLC NY, 5.320% due 1/30/07	7,000,000
3,763,000	Calyon NY, 5.280% due 12/1/06	3,763,000
5,355,000	Credit Suisse New York, 5.270% due 11/6/06	5,355,000
5,000,000	Dexia Credit Local NY, 4.970% due 2/7/07	4,995,269
	HBOS Treasury Services NY:
1,000,000	4.750% due 12/4/06	999,325
7,000,000	5.340% due 12/18/06	7,000,076
7,000,000	Natexis Banque Populaires NY, 4.710% due 11/6/06	6,999,209
5,000,000	Royal Bank of Canada NY, 5.337% due 12/1/06	5,000,031
6,500,000	Svenska Handelsbanken NY, 5.330% due 12/15/06	6,499,975
	Total Certificates of Deposit (Yankee)	60,800,124
U.S. Government Agency — 2.5%
5,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, Series RB,
	5.195% due 4/3/07 (a)	4,895,025
	TOTAL INVESTMENTS — 100.0% (Cost — $199,072,707#)	199,072,707
	Other Assets in Excess of Liabilities — 0.0%	51,496
	TOTAL NET ASSETS — 100.0%	$199,124,203

(a)	Rate shown represents yield-to-maturity.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.
1

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Exchange Reserve Fund (the “Fund”) is a separate diversified investment fund of the Legg Mason Partners Income Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)     Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b)     Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Funds

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: December 28, 2006

By /s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: December 28, 2006